Loan Receivable from Third Parties - Schedule of the Following Table Summarizes the Loan Balance (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Shenzhen Yifangda Technology Co.[Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 100,100
Interest Rate
Maturity Date	Feb. 10, 2026
Status	Current, fully repaid on maturity date
Guixi Yihang Enterprise Services Co., Ltd [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 421,993
Interest Rate
Status	Current
Dongguan Tiankuo Labor Dispatch Co.[Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 135,850
Interest Rate
Maturity Date	Dec. 25, 2026
Status	Current
Xinyi International Group Ltd [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 8,496,022
Interest Rate
Maturity Date	Dec. 16, 2026
Status	Current
Hesheng International Group Ltd [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Principal (USD)	$ 8,500,000
Interest Rate
Maturity Date	Dec. 16, 2026
Status	Current
Minimum [Member] | Guixi Yihang Enterprise Services Co., Ltd [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Maturity Date	Nov. 30, 2026
Maximum [Member] | Guixi Yihang Enterprise Services Co., Ltd [Member]
Schedule of the Following Table Summarizes the Loan Balance [Line Items]
Maturity Date	Dec. 31, 2026